Countervailing ("CVD") and antidumping ("ADD") duty dispute	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Countervailing ("CVD") and antidumping ("ADD") duty dispute	Countervailing (“CVD”) and antidumping (“ADD”) duty dispute
On November 25, 2016, a coalition of U.S. lumber producers petitioned the U.S. Department of Commerce (“USDOC”) and the U.S. International Trade Commission (“USITC”) to investigate alleged subsidies to Canadian softwood lumber producers and levy CVD and ADD duties against Canadian softwood lumber imports. The USDOC chose us as a “mandatory respondent” to both the countervailing and antidumping investigations, and as a result, we have received unique company-specific rates.
Accounting policy
The CVD and ADD rates apply retroactively for each period of investigation (“POI”). We record CVD as export duty expense at the cash deposit rate until an Administrative Review (“AR”) finalizes a new applicable rate for each POI. We record ADD as export duty expense by estimating the rate to be applied for each POI by using our actual results and a similar calculation methodology as the USDOC and adjust when an AR finalizes a new applicable rate for each POI. The difference between the cumulative cash deposits paid and cumulative export duty expense recognized for each POI is recorded on our balance sheet as export duty deposits receivable or payable.
The difference between the cash deposit amount and the amount that would have been due based on the final AR rate will incur interest based on the U.S. federally published interest rate. We record interest income on our duty deposits receivable, net of any interest expense on our duty deposits payable, based on this rate.
Developments in CVD and ADD rates

We began paying CVD and ADD duties in 2017 based on the determination of duties payable by the USDOC. The CVD and ADD cash deposit rates are updated based on the USDOC’s AR for each POI, as summarized in the tables below.
On March 9, 2022, the USDOC initiated AR4 POI covering the 2021 calendar year. West Fraser was selected as a mandatory respondent, which will result in West Fraser continuing to be subject to a company-specific rate.
On August 4, 2022, the USDOC finalized the duty rate for AR3, resulting in the recording of an export duty recovery of $81 million and interest income in earnings and an increase in export duty deposits receivable.
On January 24, 2023, the USDOC released the preliminary results from AR4 POI covering the 2021 calendar year, which indicated a rate of 2.48% for CVD and 6.90% for ADD for West Fraser. The duty rates are subject to an appeal process, and we will record an adjustment once the rates are finalized. If the AR4 rates were to be confirmed, it would result in a recovery of $62 million before the impact of interest for the POI covered by AR4. This adjustment would be in addition to the amounts already recorded on our balance sheet. If these rates were finalized, our combined cash deposit rate would be 9.38%.
The respective Cash Deposit Rates, the AR POI Final Rate, and the West Fraser Estimated ADD Rate for each period are as follows:

Effective dates for CVD	Cash Deposit Rate	AR POI Final Rate
AR1 POI[1,2]
April 28, 2017 - August 24, 2017	24.12%	6.76%
August 25, 2017 - December 27, 2017	—%	—%
December 28, 2017 - December 31, 2017[3]	17.99%	6.76%
January 1, 2018 - December 31, 2018	17.99%	7.57%
AR2 POI[4]
January 1, 2019 - December 31, 2019	17.99%	5.08%
AR3 POI[5]
January 1, 2020 - November 30, 2020	17.99%	3.62%
December 1, 2020 - December 31, 2020[6]	7.57%	3.62%
AR4 POI[7]
January 1, 2021 - December 1, 2021	7.57%	n/a
December 2, 2021 - December 31, 2021[8]	5.06%	n/a
AR5 POI[9]
January 1, 2022 – January 9, 2022	5.06%	n/a
January 10, 2022 – August 8, 2022[10]	5.08%	n/a
August 9, 2022 - December 31, 2022[11]	3.62%	n/a
1.On April 24, 2017, the USDOC issued its preliminary rate in the CVD investigation. The requirement that we make cash deposits for CVD was suspended on August 24, 2017, until the USDOC published the revised rate.
2.On November 24, 2020, the USDOC issued the final CVD rate for the AR1 POI.
3.On December 4, 2017, the USDOC revised our CVD Cash Deposit Rate effective December 28, 2017.
4.On November 24, 2021, the USDOC issued the final CVD rate for the AR2 POI. On January 10, 2022, the USDOC amended the final CVD rate for the AR2 POI from 5.06% to 5.08% for ministerial errors. This table only reflects the final rate.
5.On August 4, 2022, the USDOC issued the final CVD rate for the AR3 POI.
6.On November 24, 2020, the USDOC revised our CVD Cash Deposit Rate effective December 1, 2020.
7.The CVD rate for the AR4 POI will be adjusted when AR4 is complete and the USDOC finalizes the rate, which is not expected until 2023.
8.On November 24, 2021, the USDOC revised our CVD Cash Deposit Rate effective December 2, 2021.
9.The CVD rate for the AR5 POI will be adjusted when AR5 is complete and the USDOC finalizes the rate, which is not expected until 2024.
10.On January 6, 2022, the USDOC revised our CVD Cash Deposit Rate effective January 10, 2022.
11.On August 4, 2022, the USDOC revised our CVD Cash Deposit Rate effective August 9, 2022.

Effective dates for ADD	Cash Deposit Rate	AR POI Final Rate	West Fraser Estimated Rate
AR1 POI[1,2]
June 30, 2017 - December 3, 2017	6.76%	1.40%	1.46%
December 4, 2017 - December 31, 2017[3]	5.57%	1.40%	1.46%
January 1, 2018 - December 31, 2018	5.57%	1.40%	1.46%
AR2 POI[4]
January 1, 2019 - December 31, 2019	5.57%	6.06%	4.65%
AR3 POI[5]
January 1, 2020 - November 29, 2020	5.57%	4.63%	3.40%
November 30, 2020 - December 31, 2020[6]	1.40%	4.63%	3.40%
AR4 POI[7]
January 1, 2021 - December 1, 2021	1.40%	n/a	6.80%
December 2, 2021 - December 31, 2021[8]	6.06%	n/a	6.80%
AR5 POI[9]
January 1, 2022 - August 8, 2022	6.06%	n/a	4.52%
August 9, 2022 - December 31, 2022[10]	4.63%	n/a	4.52%
1.On June 26, 2017, the USDOC issued its preliminary rate in the ADD investigation effective June 30, 2017.
2.On November 24, 2020, the USDOC issued the final ADD rate for the AR1 POI.
3.On December 4, 2017, the USDOC revised our ADD Cash Deposit Rate effective December 4, 2017.
4.On November 24, 2021, the USDOC issued the final ADD rate for the AR2 POI.
5.On August 4, 2022, the USDOC issued the final ADD rate for the AR3 POI.
6.On November 24, 2020, the USDOC revised our ADD Cash Deposit Rate effective November 30, 2020.
7.The ADD rate for the AR4 POI will be adjusted when AR4 is complete and the USDOC finalizes the rate, which is not expected until 2023.
8.On November 24, 2021, the USDOC revised our ADD Cash Deposit Rate effective December 2, 2021.
9.The ADD rate for the AR5 POI will be adjusted when AR5 is complete and the USDOC finalizes the rate, which is not expected until 2024.
10.On August 4, 2022, the USDOC revised our ADD Cash Deposit Rate effective August 9, 2022.
Impact on results

The following table reconciles our cash deposits paid during the year to the amount recorded in our statements of earnings:

($ millions)	2022	2021
Cash deposits paid[1]	$(117)	$(132)
Adjust to West Fraser Estimated ADD rate[2]	18	(69)
Effective duty expense for period[3]	(99)	(201)
Duty recovery attributable to AR2[4]	—	55
Duty recovery attributable to AR3[5]	81	—
Net duty expense	(18)	(146)
Net interest income on duty deposits receivable	$9	$9
1.Represents combined CVD and ADD cash deposit rate of 8.97% for January 1, 2021 to December 1, 2021, 11.12% from December 2, 2021 to January 9, 2022, 11.14% from January 10, 2022 to August 8, 2022, and 8.25% from August 9, 2022 to December 31, 2022.
2.Represents adjustment to West Fraser Estimated ADD rate of 4.52% for 2022 and 6.80% for 2021.
3.The total represents the combined CVD cash deposit rate and West Fraser Estimated ADD rate of 14.37% for January 1, 2021 to December 1, 2021, 11.86% for December 2, 2021 to December 31, 2021, 9.58% for January 1, 2022 to January 9, 2022, 9.60% from January 10, 2022 to August 8, 2022, and 8.14% from August 9, 2022 to December 31, 2022.
4.$55 million represents the duty recovery attributable to the finalization of AR2 duty rates for the 2019 POI.
5.$81 million represents the duty recovery attributable to the finalization of AR3 duty rates for the 2020 POI.
As of December 31, 2022, export duties paid and payable on deposit with the USDOC were $784 million (December 31, 2021 - $662 million).
Impact on balance sheet
Each POI is subject to independent administrative review by the USDOC, and the results of each POI may not be offset.
Export duty deposits receivable is represented by:

Export duty deposits receivable	2022	2021
Beginning of year	$242	$178
Export duties recognized as duty deposits receivable	97	55
Interest recognized on duty deposits receivable	15	9
End of year	$354	$242
Export duties payable is represented by:

Export duties payable	2022	2021
Beginning of year	$(69)	$—
Export duties payable related to AR4	2	(69)
Interest recognized on the export duties payable	(6)	—
End of year	$(73)	$(69)
Appeals

On May 22, 2020, the North American Free Trade Agreement (“NAFTA”) panel issued its final decision on “Injury”. The NAFTA panel rejected the Canadian parties’ arguments and upheld the USITC remand determination in its entirety.

On August 28, 2020, the World Trade Organization’s (“WTO”) dispute-resolution panel ruled unanimously that U.S. countervailing duties against Canadian softwood lumber are inconsistent with the WTO obligations of the United States. The decision confirmed that Canada does not subsidize its softwood lumber industry. On September 28, 2020, the U.S. announced that it would appeal the WTO panel’s decision.

The softwood lumber case will continue to be subject to NAFTA or the new Canada-United States-Mexico Agreement (“CUSMA”), WTO dispute resolution processes, and litigation in the U.S. In the past, long periods of litigation have led to negotiated settlements and duty deposit refunds. In the interim, duties remain subject to the USDOC AR process, which results in an annual adjustment of duty deposit rates.

Notwithstanding the deposit rates assigned under the investigations, our final liability for CVD and ADD will not be determined until each annual administrative review process is complete and related appeal processes are concluded.